Intangible Assets - Health Division Test (Details) - Health Division - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
South America
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 8,695
Mexico
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	1,975	$ 2,455
Chile
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	5,890	7,786
Colombia
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	634	577
Ecuador
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 196	$ 50